Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material accounting policies
Schedule of functional currencies of subsidiaries

The Company’s subsidiaries functional currencies are:

Subsidiaries	Country of origin	Functional currency/ defined as
CI&T Delaware LLC	United States	Brazilian Reais (“R$” or “BRL”)
CI&T Software S.A. (“CI&T Brazil”)	Brazil	Brazilian Reais (“R$” or “BRL”)
CI&T Japan, Inc.	Japan	Yen
CI&T China Inc.	China	Yuan
CI&T Portugal Unipessoal Lda.	Portugal	Euro
CI&T Australia PTY Ltd.	Australia	Australian dollar (“AU$”)
Dextra Inc.	United States	US dollar (“US$” or “USD”)
CINQ Inc.	United States	US dollar (“US$” or “USD”)
CI&T Inc. (“CI&T US”)	United States	US dollar (“US$” or “USD”)
CI&T Software Inc. (“CI&T Canada”)	Canada	Canadian dollar
CI&T UK Limited. (“CI&T UK”)	United Kingdom	Pound sterling (“£” or “GBP”)
CI&T Colombia	Colombia	Colombian peso
CI&T Argentina S/A	Argentina	Argentinian Peso
CI&T Financial Services Solutions, LLC	United States	US dollar (“US$” or “USD”)
CI&T FinTech Services, Inc.	United States	US dollar (“US$” or “USD”)
Somo Global Ltd (“Somo”)	United Kingdom	Pound sterling (“£” or “GBP”)
Somo Custom Ltd	United Kingdom	Pound sterling (“£” or “GBP”)
Somo Global Inc.	United States	US dollar (“US$” or “USD”)
Somo Global SAS.	Colombia	Colombian peso
Ideonyx Ltd (in liquidation)	United Kingdom	Pound sterling (“£” or “GBP”)
Somo Ltd (dormant)	United Kingdom	Pound sterling (“£” or “GBP”)
CI&T Oceania PTY Ltd (“CI&T Oceania”)	Australia	Australian dollar (“AU$”)
Unconstrained Thinking PTY Ltd	Australia	Australian dollar (“AU$”)

Schedule of estimated useful lives of property, plant and equipment

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

IT equipment	2 to 5 years
Furniture and fixtures	7-10 years
Leasehold improvements	1 to 8 years

Schedule of estimated useful lives of intangible assets

The estimated useful lives for current and comparative periods are as follows:

Software	5 years
Internally developed software	3 years
Customer relationship	6 – 19 years
Non-compete agreement	5 years
Brands	1-21 years